UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	September 30,
1999

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[  ]is a restatement.
							[  ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Thorsell Parker Partners, Inc.
Address:	265 Post Road West
		Westport, CT  06880

Form 13F File Number:	28-4176

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kaye Tiedemann
Title:	Partner
Phone:	203-222-1722
Signature, Place and Date of Signing:

Kaye Tiedemann	Westport, CT		November 8, 1999

Report Type (Check only one.):

[ X ]	13F  HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		39

Form 13F Information Table Value Total		$205,586


List of Other Included Managers:

NONE
<PAGE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER
VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS
SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -
------- -------- --------
Albany International Corp      COM              012348108     5820   384791 SH       SOLE
354849             29942
American Homestar Corp         COM              026651109      725   187150 SH       SOLE
187150
CKE Restaurants Inc            COM              12561E105     2762   380960 SH       SOLE
360080             20880
Canandaigua Brands Inc         COM              137219200     8970   150125 SH       SOLE
138585             11540
Champion Enterprises Inc       COM              158496109     2402   266869 SH       SOLE
241954             24915
Commercial Federal Corp        COM              201647104     6928   353007 SH       SOLE
325985             27022
E G & G Inc                    COM              268457108     4496   113098 SH       SOLE
108998              4100
EEX Corporation New            COM              26842V207     2271   773118 SH       SOLE
720000             53118
Etec Systems Inc               COM              26922C103     5877   156200 SH       SOLE
145300             10900
Foodmaker Inc                  COM              344839204    10167   407688 SH       SOLE
381978             25710
Greenpoint Financial Corp      COM              395384100     5602   210891 SH       SOLE
193296             17595
Hannaford Brothers Co          COM              410550107     4996    70932 SH       SOLE
66662              4270
Harman International Inds Inc  COM              413086109     9109   216564 SH       SOLE
200689             15875
Harsco Corp                    COM              415864107     5951   215437 SH       SOLE
198652             16785
Helmerich & Payne Inc          COM              423452101     5382   212614 SH       SOLE
199074             13540
Houghton Mifflin Co            COM              441560109     2811    69183 SH       SOLE
66493              2690
Marine Drilling Co Inc         COM              568240204     3376   213500 SH       SOLE
205500              8000
McDermott Int'l Inc            COM              580037109      755    37300 SH       SOLE
33100              4200
Oakwood Homes Corp             COM              674098108     1353   300719 SH       SOLE
283419             17300
Oceaneering Intl Inc           COM              675232102     5789   344352 SH       SOLE
324902             19450
Oregon Steel Mills             COM              686079104     9169   819537 SH       SOLE
764607             54930
Pall Corp                      COM              696429307     5593   241187 SH       SOLE
223677             17510
Precision Castparts Corp       COM              740189105     6657   218254 SH       SOLE
203434             14820
Pride International Inc        COM              741932107     7070   498341 SH       SOLE
470241             28100
Sequent Computer Systems Inc   COM              817338106     6214   345200 SH       SOLE
345200
Shopko Stores Inc              COM              824911101     5367   185059 SH       SOLE
171089             13970
Silicon Valley Group Inc       COM              827066101     2939   248800 SH       SOLE
226100             22700
Snap-On Tools                  COM              833034101     4465   137385 SH       SOLE
130395              6990
Steinway Musical Instruments   COM              858495104     1263    60300 SH       SOLE
60300
Sterling Software Inc          COM              859547101     8796   439777 SH       SOLE
414477             25300
Stewart Ent Cl A               COM              860370105     3749   618360 SH       SOLE
596230             22130
Supervalu Inc                  COM              868536103    10146   459889 SH       SOLE
431710             28179
Teleflex Inc                   COM              879369106     4004   101524 SH       SOLE
95324              6200
Toro Company                   COM              891092108     6118   163688 SH       SOLE
153488             10200
Valero Energy Corp             COM              91913Y100     1472    76455 SH       SOLE
69755              6700
Varian Medical Systems Inc     COM              92220P105     7269   332296 SH       SOLE
312146             20150
Varian Semiconductor Equipment COM              922207105     2281   108300 SH       SOLE
108300
Vishay Intertechnology Inc     COM              928298108    11782   496070 SH       SOLE
461849             34221
Weatherford Intl Inc           COM              947074100     5693   177910 SH       SOLE
165086             12824